Marketable securities (Restated)	12 Months Ended
Dec. 31, 2016
Marketable Securities [Abstract]
Marketable securities (Restated)
Marketable securities (Restated)

The historic cost of marketable securities is marked to market, with changes in fair value is recognized in the Consolidated Statement of Other Comprehensive Income.

Marketable securities held by the Company are equity securities considered to be available-for-sale securities. The following tables summarize the carrying values of the marketable securities in the Consolidated Balance Sheet:

	As at December 31, 2016
(In US$ millions)	Amortized cost	Cumulative unrealized fair value gains/(losses)	Carrying value
Sapura Kencana	—	—	—
Seadrill Partners - Common Units	93	17	110
Total	93	17	110

	As at December 31, 2015
		Restated
(In US$ millions)	Amortized cost	Cumulative unrealized fair value gains/(losses)	Carrying value
Sapura Kencana	195	—	195
Seadrill Partners - Common Units	247	(151)	96
Total	442	(151)	291

The following table summarizes the gross realized gains and losses from purchases and sales of marketable securities during the years presented:

	Year ended December 31, 2016
(In US$ millions)	Gross realized gains	Gross realized losses	Gross unrealized gains	Gross unrealized losses	Gross proceeds from sales	Recognition and purchases	Loss reclassified into income
Sapura Kencana	—	—	—	—	195	—	—
Seadrill Partners - Common Units	—	—	69	(52)	—	—	(153)
Total	—	—	69	(52)	195	—	(153)

	Year ended December 31, 2015
				Restated
(In US$ millions)	Gross realized gains	Gross realized losses	Gross unrealized gains	Gross unrealized losses	Gross proceeds from sales	Recognition and purchases	Loss reclassified into income
Sapura Kencana	—	—	—	(130)	—		(178)
Seadrill Partners - Common Units	—	—	16	(346)	—		(574)
Total	—	—	16	(476)	—	—	(752)

	Year ended December 31, 2014
(In US$ millions)	Gross realized gains	Gross realized losses	Gross unrealized gains	Gross unrealized losses	Gross proceeds from sales	Recognition and purchases	Gain reclassified into income
Petromena	6	—	—	—	10	—	—
Sapura Kencana	—	—	—	(456)	297	—	131
Seadrill Partners - Common Units	—	—	—	(395)	—	821	—
Total	6	—	—	(851)	307	821	131

SapuraKencana
During the year ended December 31, 2014, the Company sold a portion of its investment in SapuraKencana and received proceeds of $297 million, net of transaction costs. As a result of the sale, a gain of $131 million was recognized, including amounts which had been previously recognized in other comprehensive income, which was recognized on an average cost basis. The gain is included in the Consolidated Statement of Operations within “Gain on realization of marketable securities”. As a result of the transactions, the Company's ownership interest in SapuraKencana’s outstanding common shares is 8.18% as at December 31, 2016. Please refer to Note 7 "Gain on realization of marketable securities" for further information.

During the year ended December 31, 2015 the Company recognized an other than temporary impairment charge of $167 million on the investment in SapuraKencana, which was recorded within “Loss on impairment of investments.” This impairment charge represents a reclassification of losses previously recognized within Other Comprehensive Income. Refer to Note 8 "Impairment loss on marketable securities and investments in associated companies" for more information.

An additional restated net impairment charge was recognized to bring the carrying value of the asset to the realizable value of $195 million as at December 31, 2015. The resulting net impairment was a loss of $11 million, which is recognized within "Loss on impairments of investments" in the Consolidated Statement of Operations. The total investment impairment charge for SapuraKencana recognized in the restated year ended December 31, 2015 was $178 million.

On April 27, 2016, the Company sold its entire shareholding in SapuraKencana for net proceeds of $195 million, net of transaction costs.

Seadrill Partners Common Units
The Company's holding of the voting common units of Seadrill Partners are accounted for as marketable securities on the basis that during the subordination period the common units have preferential dividend and liquidation rights, and therefore do not represent a ‘in-substance common stock’ interest as defined by U.S. GAAP. These securities were recognized on January 2, 2014 at the quoted market price and are re-measured at fair value each reporting period at a total value of $671 million. For more details on the deconsolidation of Seadrill Partners see Note 11 "Disposals of businesses and deconsolidation of subsidiaries".

In March 2014 and June 2014, the Company purchased additional Common Units in Seadrill Partners of 1,633,987 at $30.60 per unit and 3,183,700 at $31.41 per unit respectively, totaling $150 million. The Company's ownership interest in Seadrill Partners’ Common Units is 28.6% as at December 31, 2016 (2015: 28.6%).

Seadrill deconsolidated Seadrill Partners in January 2014, recognizing its investments in Common Units at market value of $30.60. Seadrill also purchased further units in 2014 at a similar price. In October 2014, the share price began to fall below $30.60 and fell to $9.40 at September 30, 2015, as a result of deteriorating market conditions in the oil and gas industry and supply and demand conditions in the ultra-deepwater offshore drilling sector. During the period between June 30, 2015 and September 30, 2015, Seadrill Partners’ unit price fell by approximately 20%, on both a spot price and trailing three month average basis.

At September 30, 2015 management determined that the investment in Seadrill Partners’ Common Units was other than temporarily impaired, recognizing an impairment charge of $574 million within “Loss on impairment of investments”.

At September 30, 2016, management further determined the investment to be other than temporarily impaired due to the continuing length and severity of the reduction in value below historic cost. As a result the Company has further impaired the investment, recognizing an additional impairment charge of $153 million within "Loss on impairment of investments". This impairment charge includes a reclassification of current period and historical fair value losses previously recognized within Other Comprehensive Income. The amount reclassified out of "Accumulated other comprehensive income" into earnings was determined on the basis of average cost.

Marketable securities in Seadrill Partners, with a fair value of $110 million, are in an unrealized gain position as at December 31, 2016. The total cumulative unrealized holding gains as at December 31, 2016 amounted to $17 million (December 31, 2015: total accumulated losses of $151 million).

Petromena
In February 2014, the Company received the final payment related to its investment in the 81.1% of the partially redeemed Petromena NOK 2,000 million bond (“Petromena”) of $10 million. The residual $6 million after the investment was reduced has been recorded as a gain in “Other financial items and other income/(expense)” in the Consolidated Statement of Operations for the year ending December 31, 2014.